Basis of preparation Financial impact due to application of IFRS 9 (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Loans and borrowings	€ 1,742.9		€ 1,395.1
Borrowings	1,764.3	€ 1,373.3	1,398.4
Deferred tax liability (asset)	323.4	331.4	263.4	€ 268.3
Accumulated deficit reserve	€ (167.9)	€ (329.5)	(347.6)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Borrowings			(21.8)
Deferred tax liability (asset)			3.7
Accumulated deficit reserve			18.1
Hedging instruments [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax liability (asset)			€ 327.7